   As filed with the Securities and Exchange Commission on December 19, 2008

                                                 File Nos. 333-97085; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                         [X]
                          Pre-Effective Amendment No.                                [_]
                          Post-Effective Amendment No. 22                            [X]

  Registration Statement Under the Investment Company Act of 1940                    [X]
                        Amendment No. 97                                             [X]


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b) of Rule 485;

[_] on (date), pursuant to paragraph (b) of Rule 485;

[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                     SUPPLEMENT DATED DECEMBER 19, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolios Not Available to New Contracts

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

       Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund - Class 2 Shares; and

       Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund - Class 2 Shares.

In addition, neither Portfolio is available as part of the Investment Strategy for any contract issued with a Living Benefit Rider (including Lifetime Income Plus 2008 and Lifetime Income Plus Solution) on or after January 5, 2009. Specifically, neither Portfolio will be available as a Designated Subaccount or as part of the Build Your Own Asset Allocation Model for any contract issued with a Living Benefit Rider on or after January 5, 2009.

The prospectus is revised accordingly.

B. Charges for Lifetime Income Plus Solution

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
-------------------------------------------------------------------------------------------------



19779NY SUPPE 12/19/08

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for Lifetime Income Plus Solution, calculated and deducted as described below:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract       0.95% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 45-70
  Single or Joint Annuitant Contract     0.95% of benefit base plus
                                         0.20% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit - Annuitant Age 71-85
  Single or Joint Annuitant Contract       0.95% of benefit base plus
                                           0.50% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------



You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

The prospectus is revised accordingly.

C. Examples for Lifetime Income Plus Solution

The following examples for Lifetime Income Plus Solution are for contracts issued with Lifetime Income Plus Solution on or after January 5, 2009.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,914        200,000     100,000     189,830       200,000       47,373
    68             27,914         11,000        14,470        200,000     100,000     189,830       200,000       26,914
    69             14,470         11,000         1,295        200,000     100,000     189,830       200,000        2,835
    70              1,295         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,687        200,000     100,000     189,830       200,000       67,000
    68             25,687         11,000        12,154        200,000     100,000     189,830       200,000       56,000
    69             12,154         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional purchase payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.


                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Part A and Part B of Post-Effective Amendment No. 20 to the Registration Statement, which was filed with the Securities and Exchange Commission on April 29, 2008, are incorporated by reference into this Post-Effective Amendment No. 22 to the Registration Statement.


                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate Account
             1. Previously filed on January 3, 2006 with Post-Effective Amendment
             No. 10 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)         Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

    (i)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)         Form of Contract. Previously filed on December 19, 2002 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(a)      Payment Protection Rider. Previously filed on May 17, 2005 with
             Post-Effective Amendment No. 8 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-97085.

 (4)(b)(i)   Guaranteed Minimum Withdrawal Benefit for Life Rider Option.
             Previously filed on September 1, 2006 with Post-Effective Amendment
             No. 13 to Form N-4 for Genworth Life of New York VA Separate Account
             1, Registration No. 333-97085.

 (4)(b)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(b)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on November 27, 2007 with Post-Effective Amendment No. 19 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-97085.

 (4)(b)(iv) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
            filed on August 26, 2008 with Post-Effective Amendment No. 21 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (4)(c)     [Reserved.]

 (4)(d)     Payment Protection Variable Annuity Rider. Previously filed on
            October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

 (5)        Form of Application. Previously filed on October 20, 2006 with
            Post-Effective Amendment No. 14 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (6)(a)     Amended and Restated Articles of Incorporation of Genworth Life
            Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
            New York VA Separate Account 1, Registration No. 333-97085.

    (b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (7)        Reinsurance Agreements. Previously filed on April 30, 2004 with
            Post-Effective Amendment No. 4 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-97085.

 (8)(a) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
            25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

    (b)     Participation Agreement between GE Investments Funds, Inc. Genworth
            Life Insurance Company of New York. Previously filed on September 1,
            2006 with Post-Effective Amendment No. 13 to Form N-4 for Genworth
            Life of New York VA Separate Account 1, Registration No. 333-97085.

    (c)     Participation Agreement between Janus Aspen Series and GE Capital
            Life. Previously filed with Post-Effective Amendment No. 19 to Form
            N-4 for GE Capital Life Separate Account II, Registration
            No. 333-47016.

    (d)     Form of Participation Agreement regarding Oppenheimer Variable
            Account Funds. Previously filed on December 7, 2000 with
            Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-47016.

    (e)(1)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-97085.

    (e)(2) First Amendment to Amended and Restated Fund Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life Insurance Company of New York.
            Previously filed on April 29, 2008 with Post-Effective Amendment
            No. 20 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-97085.

    (g)     [Reserved.]

    (h)(1) Form of Participation Agreement between AIM Variable Insurance Series and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
            Separate Account II, Registration No. 333-47016.

    (h)(2)  Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and AIM Variable Insurance Funds.
            Previously filed on April 25, 2007 with Post-Effective Amendment No.
            16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-97085.

    (i)(1) Form of Participation Agreement between Alliance Variable Series and
           GE Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (i)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and AllianceBernstein Variable Products
           Series Fund, Inc. Previously filed on April 25, 2007 with
           Post-Effective Amendment No. 16 to Form N-4 for Genworth Life of New
           York VA Separate Account 1, Registration No. 333-97085.

    (j)(1) Form of Participation Agreement between MFS Variable Insurance Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (j)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and MFS Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (k)(1) Form of Participation Agreement between PIMCO Variable Insurance
           Trust and GE Capital Life Assurance Company of New York. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-47016.

    (k)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and PIMCO Variable Insurance Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (l)    Form of Participation Agreement between Rydex Variable Trust and GE
           Capital Life Assurance Company of New York. Previously filed with
           Post-Effective Amendment No. 19 to Form N-4 for GE Capital Life
           Separate Account II, Registration No. 333-47016.

    (m)(1) Form of Participation Agreement between Eaton Vance and GE Capital
           Life Assurance Company of New York. Previously filed on December 19,
           2002 with Pre-Effective Amendment No. 1 to Form N-4 for GE Capital
           Life Separate Account II, Registration No. 333-97085.

    (m)(2) Amendment to Fund Participation Agreement between Genworth Life
           Insurance Company of New York and Eaton Vance Variable Trust.
           Previously filed on April 25, 2007 with Post-Effective Amendment No.
           16 to Form N-4 for Genworth Life of New York VA Separate Account 1,
           Registration No. 333-97085.

    (n) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
           April 25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
           Genworth Life of New York VA Separate Account 1, Registration No.
           333-97085.

    (o)    Form of Participation Agreement between Nations Separate Account
           Trust and GE Capital Life Assurance Company of New York. Previously filed on April 30, 2004 with Post-Effective Amendment No. 4 to Form
           N-4 for GE Capital Life Separate Account II, Registration No.
           333-97085.

    (p)(1) Form of Participation Agreement between Merrill Lynch Variable Series
           Funds, Inc. and GE Capital Life Assurance Company of New York.
           Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
           GE Capital Life Separate Account II, Registration No. 333-47016.

    (p)(2) First Amendment to the Participation Agreement between BlackRock
           Variable Series Funds, Inc., BlackRock Distributors, Inc. and
           Genworth Life Insurance Company of New York. Previously filed on
           April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for
           Genworth Life & Annuity VA Separate Account 1, Registration
           No. 333-97085.

    (q) Fund Participation Agreement between Evergreen Variable Annuity Trust and GE Capital Life Assurance Company of New York. Previously filed on November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for GE Capital Life Separate Account II, Registration No. 333-97085.

    (r) Amended and Restated Fund Participation Agreement between Franklin
        Templeton Variable Insurance Products Trust, Franklin/Templeton
        Distributors, Inc., Genworth Life Insurance Company of New York and
        Capital Brokerage Corporation. Previously filed on April 24, 2006 with Post-Effective Amendment No. 12 to Form N-4 for Genworth Life of
        New York VA Separate Account 1, Registration No. 333-97085.

    (s) Form of Fund Participation Agreement between Genworth Life Insurance
        Company of New York and American Century Variable Portfolios II, Inc.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (t) Form of Fund Participation Agreement between Genworth Life Insurance
        Company of New York and Goldman Sachs Variable Insurance Trust.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (u) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

    (v) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on April
        25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
        Genworth Life of New York VA Separate Account 1, Registration No.
        333-97085.

    (w) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
        N-4 for Genworth Life of New York VA Separate Account 1, Registration
        No. 333-97085.

    (x) [Reserved.]

    (y) Form of Fund Participation Agreement between American Century
        Investment Services, Inc. and Genworth Life Insurance Company of New
        York regarding American Century Variable Portfolios II, Inc.
        Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
        GE Capital Life Separate Account II, Registration No. 333-97085.

 (9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Previously filed on April 29, 2008 with Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-97085.

(10) Consent of Independent Registered Public Accounting Firm. Previously filed on April 29, 2008 with Post-Effective Amendment No. 20 to Form
        N-4 for Genworth Life & Annuity VA Separate Account 1, Registration
        No. 333-97085.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Not Applicable.

(14)    Power of Attorney. Previously filed on April 29, 2008 with
        Post-Effective Amendment No. 20 to Form N-4 for Genworth Life &
        Annuity VA Separate Account 1, Registration No. 333-97085.

(15)    Power of Attorney for Kelly L. Groh. Previously filed on August 26,
        2008 with Post-Effective Amendment No. 21 to Form N-4 for Genworth
        Life of New York VA Separate Account 1, Registration No. 333-97085.

(16) Power of Attorney for Harry D. Dunn and Alexandra Duran. Filed herewith.

Item 25.  Directors and Officers of the Depositor


          Name                         Address                         Position with Company
          ----                         -------                          ---------------------
David J. Sloane.......... 666 Third Avenue, 9th Floor        Director, Chairperson of the Board,
                          New York, New York 10017           President and Chief Executive Officer
Marshal S. Belkin........ 345 Kear Street Yorktown Heights,  Director
                          New York 10598
Ward E. Bobitz........... 6620 West Broad Street             Director, Vice President and Assistant
                          Richmond, Virginia 23230           Secretary
Richard I. Byer.......... 11 Westwind Road                   Director
                          Yonkers, New York 10710
Paul A. Haley............ 6610 West Broad Street             Director, Senior Vice President and Chief
                          Richmond, Virginia 23230           Actuary
Jerry S. Handler......... 151 West 40th Street               Director
                          New York, New York 10018
Pamela S. Schutz......... 6610 West Broad Street             Director and Executive Vice President
                          Richmond, Virginia 23230
Geoffrey S. Stiff........ 6610 West Broad Street             Director and Senior Vice President
                          Richmond, Virginia 23230
Thomas M. Stinson........ 6630 West Broad Street             Director and President, Long Term Care
                          Richmond, Virginia 23230           Division
Terrence O. Jones........ 7 Times Square Tower Suite 1906    Director
                          New York, New York 10036
Kelly L. Groh............ 6610 West Broad Street             Director, Senior Vice President and Chief
                          Richmond, Virginia 23230           Financial Officer
Alexandra Duran.......... 150 E. 85th Street                 Director
                          New York, New York 10028
Harry D. Dunn............ 700 Main St.                       Director and Vice President
                          Lynchburg, Virginia 24504
Brian J. Mason........... 6610 West Broad Street             Vice President and Chief Compliance
                          Richmond, Virginia 23230           Officer
Thomas E. Duffy.......... 6610 West Broad Street             Senior Vice President, General Counsel and
                          Richmond, Virginia 23230           Secretary
Ronald P. Joelson........ 6620 West Broad Street             Senior Vice President & Chief Investment
                          Richmond, Virginia 23230           Officer
John Connolly............ 6620 West Broad Street             Senior Vice President, Long Term Care
                          Richmond, Virginia 23230           Division
Elena K. Edwards......... 700 Main Street                    Senior Vice President
                          Lynchburg, Virginia 24504
William C. Goings, II.... 700 Main Street                    Senior Vice President
                          Lynchburg, Virginia 24504
Christopher J. Grady..... 6610 West Broad Street             Senior Vice President
                          Richmond, Virginia 23230
Patrick B. Kelleher...... 6620 West Broad Street             Senior Vice President
                          Richmond, Virginia 23230
Scott J. McKay........... 6620 West Broad Street             Senior Vice President
                          Richmond, Virginia 23230
Leon E. Roday............ 6620 West Broad Street             Senior Vice President
                          Richmond, Virginia 23230
James H. Reinhart........ 6610 West Broad Street             Senior Vice President
                          Richmond, Virginia 23230
Heather C. Harker........ 6610 West Broad Street             Vice President and Associate General
                          Richmond, Virginia 23230           Counsel

          Name                    Address               Position with Company
          ----                     -------              ---------------------
Jac J. Amerell........... 6610 West Broad Street    Vice President and Controller
                          Richmond, Virginia 23230
Gary T. Prizzia.......... 6620 West Broad Street    Treasurer
                          Richmond, Virginia 23230
Matthew P. Sharpe........ 6610 West Broad Street    Vice President
                          Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 1,140 owners of Qualified Contracts and 937 owners of Non-Qualified Contracts as of December 11, 2008.


Item 28. Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses

   (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)


         Name                   Address             Positions and Offices with Underwriter
         ----                    -------            --------------------------------------
Christopher J. Grady... 6610 W. Broad St.         Director, President and Chief Executive
                        Richmond, VA 23230        Officer
Geoffrey S. Stiff...... 6610 W. Broad St.         Director and Senior Vice President
                        Richmond, VA 23230
John G. Apostle........ 6620 W. Broad St.         Director
                        Richmond, VA 23230
Patrick B. Kelleher.... 6610 W. Broad St.         Senior Vice President
                        Richmond, VA 23230
Edward J. Wiles, Jr.... 3001 Summer St.,          Senior Vice President
                        2nd Floor
                        Stamford, CT 06905
Scott E. Wolfe......... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                        Richmond, VA 23230        Officer
Kelly L. Groh.......... 6610 W. Broad Street      Chief Financial Officer
                        Richmond, Virginia 23230
James H. Reinhart...... 6610 W. Broad St.         Vice President
                        Richmond, VA 23230
Michele L. Trampe...... 6610 W. Broad St.         Vice President and Controller
                        Richmond, VA 23230
Gary T. Prizzia........ 6620 W. Broad Street      Treasurer
                        Richmond, VA 23230
Gabor Molnar........... 6610 W. Broad St.         Financial & Operations Principal
                        Richmond, VA 23230

   (c)

                                          (2)
                                    Net Underwriting       (3)            (4)
                                     Discounts and     Compensation    Brokerage      (5)
(1) Name of Principal Underwriter     Commissions     on Redemption   Commissions Compensation
---------------------------------   ----------------   -------------  ----------- ------------
Capital Brokerage Corporation...... Not Applicable    Not Applicable     10.0%    $17.9 million

Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 19th day of December, 2008.


                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                   ACCOUNT 1
                                     (Registrant)

                                   By:          /s/  MATTHEW P. SHARPE
                                        ---------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

                                   BY:  GENWORTH LIFE INSURANCE COMPANY OF
                                        NEW YORK
                                        (Depositor)

                                   By:          /s/  MATTHEW P. SHARPE
                                        ---------------------------------------
                                                   Matthew P. Sharpe
                                                    Vice President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


       Signature                         Title                        Date
       ---------                         -----                         ----

 /s/  DAVID J. SLOANE*   Director, Chairperson of the Board,    December 19, 2008
------------------------   President and Chief Executive
    David J. Sloane        Officer

/s/  MARSHAL S. BELKIN*  Director                               December 19, 2008
------------------------
   Marshal S. Belkin

 /s/  WARD E. BOBITZ*    Director, Vice President and           December 19, 2008
------------------------   Assistant Secretary
    Ward E. Bobitz

 /s/  RICHARD I. BYER*   Director                               December 19, 2008
------------------------
    Richard I. Byer

  /s/  PAUL A. HALEY*    Director, Senior Vice President and    December 19, 2008
------------------------   Chief Actuary
     Paul A. Haley

/s/  JERRY S. HANDLER*   Director                               December 19, 2008
------------------------
   Jerry S. Handler

 /s/  ALEXANDRA DURAN*   Director                               December 19, 2008
------------------------
    Alexandra Duran

          Signature                     Title                    Date
          ---------                     -----                     ----

   /s/  PAMELA S. SCHUTZ*   Director and Executive Vice    December 19, 2008
   ------------------------   President
      Pamela S. Schutz

   /s/  GEOFFREY S. STIFF*  Director and Senior Vice       December 19, 2008
   ------------------------   President
      Geoffrey S. Stiff

   /s/  THOMAS M. STINSON*  Director and President, Long   December 19, 2008
   ------------------------   Term Care Division
      Thomas M. Stinson

     /S/  HARRY D. DUNN*    Director and Vice President    December 19, 2008
   ------------------------
        Harry D. Dunn

   /S/  TERRENCE O. JONES*  Director                       December 19, 2008
   ------------------------
      Terrence O. Jones

     /S/  KELLY L. GROH*    Director, Senior Vice          December 19, 2008
   ------------------------   President and Chief
        Kelly L. Groh         Financial Officer

    /s/  JAC J. AMERELL*    Vice President and Controller  December 19, 2008
   ------------------------
       Jac J. Amerell



*By:  /s/  MATTHEW P. SHARPE  , pursuant to Power of         December 19, 2008
      ----------------------    Attorney executed on March
        Matthew P. Sharpe       31, 2008, August 15, 2008
                                and on December 15, 2008.